CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating:
Net earnings (loss)	$ 717.1	$ (25.6)
Adjustments to reconcile net earnings (loss) to net cash provided from operating activities:
Depreciation, depletion and amortization	731.3	772.4
Gain on disposition of associate and other interests - net		(2.1)
Reversals of impairment charges	(361.8)
Equity in (earnings) losses of joint ventures - net	(0.1)	0.3
Share-based compensation expense	14.3	14.6
Finance expense	107.9	101.2
Deferred tax expense	41.1	8.9
Foreign exchange (gains) losses and other	(53.1)	12.5
Reclamation recovery	(11.9)	(8.0)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(64.5)	(22.7)
Inventories	53.8	(5.7)
Accounts payable and accrued liabilities	165.9	69.8
Cash flow provided from (used in) operating activities	1,340.0	915.6
Income taxes recovered (paid)	(115.1)	(126.9)
Net cash flow provided from operating activities	1,224.9	788.7
Investing:
Additions to property, plant and equipment	(1,105.2)	(1,043.4)
Acquisitions	(30.0)	(304.2)
Net proceeds from the sale of (additions to) long-term investments and other assets	71.6	(52.9)
Net proceeds from the sale of property, plant and equipment	31.9	6.4
Increase in restricted cash	(2.5)	(0.6)
Interest received and other - net	7.6	7.7
Net cash flow used in investing activities	(1,026.6)	(1,387.0)
Financing:
Proceeds from drawdown of debt	300.0	80.0
Repayment of debt	(200.0)	(80.0)
Payment of lease liabilities	(14.3)
Interest paid	(55.6)	(57.9)
Dividends paid to non-controlling interest	(5.0)	(13.0)
Other - net		(1.7)
Net cash flow provided from (used in) financing activities	25.1	(72.6)
Effect of exchange rate changes on cash and cash equivalents	2.7	(5.9)
Increase (decrease) in cash and cash equivalents	226.1	(676.8)
Cash and cash equivalents, beginning of period	349.0	1,025.8
Cash and cash equivalents, end of period	$ 575.1	$ 349.0